Other information	12 Months Ended
Dec. 31, 2024
Additional Financial Information Disclosure [Abstract]
Other information	Other information:
(a)Accounts payable and accrued liabilities:
The principal components of accounts payable and accrued liabilities are:

	2024	2023
Accrued European Union Emissions Trading System (i)	$21.4	$—
Accrued interest	75.1	68.7
Accounts payable and other accrued liabilities	278.8	230.7
	$375.3	$299.4
(i)     European Union Emissions Trading System (“EU ETS):
As of January 1, 2024, the European Union expanded the existing EU ETS to the shipping industry. Under the EU ETS requirements, the Company acquires European Union allowances (“EUAs”) related to greenhouse gas emissions from its vessels that travel to, from, and within the European Union and European Economic geographic regions.
The Company has recorded a liability related to its emissions level for the year-ended December 31, 2024 as part of other accrued liabilities. If the Company has insufficient EUAs to cover emissions of its vessels, an accrual representing this emissions liability is recorded based on the fair market value of an EUA that is traded on a regulated energy exchange at the end of the reporting period. The measurement of the other long-term liability is determined on a first-in, first-out method based on the cost of the EUAs that are acquired by the Company. The Company is required to surrender EUAs through its Union Registry account on September 30, 2025 to cover its vessels' annual emissions for the year ending December 31, 2024. The Company has recognized a corresponding receivable as the amounts incurred will be recovered from its customers.
(b)Supplemental cash flow information:

	2024	2023	2022
Interest paid	602.1	384.3	241.5
Interest received	16.6	9.5	5.5
Undrawn credit facility fee paid	8.5	23.1	21.4
20.    Other information (continued):
(b)Supplemental cash flow information (continued):

	2024	2023	2022

Purchase option finance lease	$(24.2)	$(127.1)	$—
Change in right-of-use assets and operating lease liabilities	172.1	24.2	127.2
Interest capitalized on vessels under construction	1.3	2.9	2.8
	$149.2	$(100.0)	$130.0

	2024	2023	2022

Changes in operating assets and liabilities
Accounts receivable	$34.8	$(78.2)	$(21.8)
Inventories	(6.0)	(5.2)	(6.0)
Prepaid expenses and other, and other assets	13.0	1.5	3.4
Acquisition related asset	—	(0.9)	(25.5)
Net investment in lease	53.5	27.5	20.5
Accounts payable and accrued liabilities	24.9	114.6	34.4
Deferred revenue	240.7	142.3	15.1
Major maintenance	(53.3)	(125.0)	(47.5)
Other assets	7.5	0.5	(2.2)
Operating lease liabilities	(50.3)	(88.2)	(91.6)
Finance lease liabilities	24.8	5.3	(7.9)
Derivative instruments	(33.2)	(36.2)	7.4
Contingent consideration asset	—	—	21.3
	$256.4	$(42.0)	$(100.4)
The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the consolidated balance sheets that sum to the amounts shown in the consolidated statements of cash flows:

	2024	2023	2022
Cash and cash equivalents	$1,366.3	$385.3	$280.0
Restricted cash included in other assets	—	2.6	11.0
Total cash, cash equivalents and restricted cash shown in the consolidated statements of cash flows	$1,366.3	$387.9	$291.0